Quarterly Financial Information - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
WGL
Un recovered government contracting costs		$ 3.0
WGL | American Solar Direct Holdings Inc [Member]
Impairment			$ 5.6
Washington Gas Light Company
Utilities Expense, Adjustment	$ 2.4
Abandoned LNG storage project | Washington Gas Light Company
Impairment				$ 1.9
Springfield Operations Center | Washington Gas Light Company
Impairment		$ 0.5			$ 0.8